UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one.):  [x] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    July 20, 2007
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        46
Form 13F Information Table Value Total:        227029
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      342     3946 SH       Sole                                       3946
ACCENTURE LTD BERMUDA CL A     COM              G1150G111     7218   168300 SH       Sole                    11000            157300
AMERICAN INTL GROUP COM        COM              026874107     6075    86749 SH       Sole                     4300             82449
AMGEN INC COM                  COM              031162100     6363   115079 SH       Sole                     5000            110079
AT&T CORP COM                  COM              00206R102      384     9259 SH       Sole                                       9259
BED BATH & BEYOND INC COM      COM              075896100     5827   161905 SH       Sole                     6800            155105
CENTEX CORP COM                COM              152312104     4249   105949 SH       Sole                     4200            101749
CISCO SYS INC COM              COM              17275R102     8270   296946 SH       Sole                    15800            281146
CITADEL BROADCASTING CORP      COM              17285T106      100    15507 SH       Sole                      768             14739
CITIGROUP INC COM              COM              172967101      202     3944 SH       Sole                                       3944
COCA COLA CO COM               COM              191216100      247     4717 SH       Sole                                       4717
COSTCO WHSL CORP NEW COM       COM              22160K105     1143    19526 SH       Sole                                      19526
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       Sole                                      28145
DISNEY WALT CO COM             COM              254687106     6834   200169 SH       Sole                    10000            190169
DU PONT E I DE NEMOURS COM     COM              263534109      938    18447 SH       Sole                                      18447
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     2086   113973 SH       Sole                                     113973
ECOLAB INC                     COM              278865100     6640   155500 SH       Sole                     7000            148500
EXXON MOBIL CORP COM           COM              30231G102    11362   135457 SH       Sole                     4700            130757
FISERV INC COM                 COM              337738108     6323   111325 SH       Sole                     7700            103625
GENERAL DYNAMICS CORP COM      COM              369550108     7635    97608 SH       Sole                     5200             92408
GENERAL ELEC CO COM            COM              369604103     9160   239293 SH       Sole                     9600            229693
ILLINOIS TOOL WKS INC COM      COM              452308109     7365   135908 SH       Sole                     6000            129908
INTERNATIONAL BUS MACH COM     COM              459200101     5482    52085 SH       Sole                     3100             48985
J P MORGAN CHASE & CO COM      COM              46625H100     1030    21257 SH       Sole                                      21257
JOHNSON & JOHNSON COM          COM              478160104     8777   142438 SH       Sole                     5500            136938
KINDER MORGAN ENERGY UT LTD PA COM              494550106      613    11107 SH       Sole                                      11107
KOHLS CORP COM                 COM              500255104     1119    15750 SH       Sole                                      15750
LEGG MASON INC                 COM              524901105     6229    63316 SH       Sole                     3150             60166
MARRIOTT INTL CL A             COM              571903202     5483   126800 SH       Sole                     9000            117800
MCGRAW HILL COS INC COM        COM              580645109     6830   100316 SH       Sole                     5600             94716
MEDTRONIC INC COM              COM              585055106     7829   150972 SH       Sole                     6000            144972
MICROSOFT CORP COM             COM              594918104     7608   258172 SH       Sole                    10800            247372
PEPSICO INC COM                COM              713448108     7814   120488 SH       Sole                     5000            115488
PROCTER & GAMBLE CO COM        COM              742718109      306     5006 SH       Sole                                       5006
SPECTRA ENERGY CORP COM        COM              847560109     1449    55806 SH       Sole                                      55806
STAPLES INC COM                COM              855030102     6698   282250 SH       Sole                    14250            268000
STRYKER CORP COM               COM              863667101     8101   128400 SH       Sole                     6600            121800
T ROWE PRICE GROUP INC         COM              74144T108     7249   139701 SH       Sole                     7000            132701
TEXAS INSTRS INC COM           COM              882508104     6646   176604 SH       Sole                    11000            165604
UNITED TECHNOLOGIES CP COM     COM              913017109     7170   101082 SH       Sole                     4700             96382
UNITEDHEALTH GROUP INC         COM              91324P102     7412   144936 SH       Sole                     6100            138836
VALERO ENERGY CORP NEW COM     COM              91913Y100      982    13300 SH       Sole                                      13300
WACHOVIA CORP 2ND NEW COM      COM              929903102      260     5077 SH       Sole                                       5077
WALGREEN CO COM                COM              931422109     7110   163300 SH       Sole                     7200            156100
WELLS FARGO & CO COM           COM              949746101     9143   259975 SH       Sole                     9000            250975
ROYAL DUTCH SHELL PLC SPONS AD ADR              780259206     6927    85314 SH       Sole                     4100             81214